Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 7 % Senior Notes due 2013	Dec. 31, 2012 7 % Senior Notes due 2013	Dec. 31, 2011 7 % Senior Notes due 2013	Mar. 31, 2013 6 5/8% Senior Notes due 2014	Dec. 31, 2012 6 5/8% Senior Notes due 2014	Dec. 31, 2011 6 5/8% Senior Notes due 2014	Mar. 31, 2013 7 3/4% Senior Notes due 2015	Dec. 31, 2012 7 3/4% Senior Notes due 2015	Dec. 31, 2011 7 3/4% Senior Notes due 2015	Mar. 31, 2013 7 1/8% Senior Notes due 2016	Dec. 31, 2012 7 1/8% Senior Notes due 2016	Dec. 31, 2011 7 1/8% Senior Notes due 2016	Mar. 31, 2013 4 5/8% Senior Notes due 2017	Dec. 31, 2012 4 5/8% Senior Notes due 2017	Mar. 31, 2013 7 7/8% Senior Notes due 2019	Dec. 31, 2012 7 7/8% Senior Notes due 2019	Dec. 31, 2011 7 7/8% Senior Notes due 2019	Mar. 31, 2013 6 3/4% Senior Notes due 2021	Dec. 31, 2012 6 3/4% Senior Notes due 2021	Dec. 31, 2011 6 3/4% Senior Notes due 2021	Mar. 31, 2013 5 7/8% Senior Notes due 2022	Dec. 31, 2012 5 7/8% Senior Notes due 2022	Mar. 31, 2013 5% Senior Notes due 2023	Dec. 31, 2012 5% Senior Notes due 2023	Mar. 31, 2013 Mortgages and other notes payable	Dec. 31, 2012 Mortgages and other notes payable	Dec. 31, 2011 Mortgages and other notes payable	Apr. 05, 2013 4 1/4% Senior Notes due 2018 Subsequent event	Apr. 05, 2013 5 1/8% Senior Notes due 2020 Subsequent event
Long-term debt
Carrying Value	$ 11,615,082	$ 11,615,427	$ 7,221,871	$ 500,000	$ 500,000	$ 500,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 750,000	$ 750,000	$ 750,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 900,000	$ 900,000	$ 1,400,000	$ 1,400,000	$ 1,400,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 1,500,000	$ 1,500,000	$ 65,082	$ 65,427	$ 71,871
Fair Value	12,531,317	12,783,027	7,807,121	513,350	521,875	535,000	1,063,750	1,078,500	1,060,000	815,385	844,725	817,500	1,668,750	1,683,750	1,593,750	933,750	940,500	1,664,250	1,669,500	1,589,000	2,220,000	2,280,000	2,140,000	2,102,000	2,150,000	1,485,000	1,548,750	65,082	65,427	71,871
Capital lease obligations	240,334	248,304	270,893
Total long-term debt and capital lease obligations (including current portion)	$ 11,855,416	$ 11,863,731	$ 7,492,764
Interest rate (as a percent)				7.00%	7.00%		6.625%	6.625%		7.75%	7.75%		7.125%	7.125%		4.625%	4.625%	7.875%	7.875%		6.75%	6.75%		5.875%	5.875%	5.00%	5.00%				4.25%	5.125%